ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ACCRUED LIABILITIES [Abstract]
Accrued Interest	$ 1,274	$ 692
Accrued Costs	1,872	684
Deferred Revenues	0	388
Total	$ 3,146	$ 1,764